Derivative Financial Instruments - Summary of Maturity Dates of Net-settled Derivative Financial Instruments (Details) - Net settled - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	£ 316	£ 173
Liabilities outflow/(inflow)	1,282	261
interest rate swaps | Within one year
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	263	127
Liabilities outflow/(inflow)	531	225
interest rate swaps | Later than one year and not later than two years
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	30	25
Liabilities outflow/(inflow)	134	19
interest rate swaps | 2024 and thereafter
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	0	23
Liabilities outflow/(inflow)	84	11
interest rate swaps | Between three and four years
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	0	(2)
Liabilities outflow/(inflow)	66	11
interest rate swaps | Between four and five years
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	0	0
Liabilities outflow/(inflow)	7	12
interest rate swaps | Beyond five years
Disclosure of derivative financial instruments
Assets Inflow/(outflow)	23	0
Liabilities outflow/(inflow)	£ 460	£ (17)